Subsequent events (Details Narrative) - USD ($)	Apr. 03, 2024	Mar. 21, 2024	Jun. 30, 2024	Mar. 28, 2024	Mar. 27, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of shares issued			22,683,039			12,683,039	10,000
Purchase price per share						$ 10.00
Valuation period agreement [member] | Vellar Opportunities Fund Master, Ltd [member] | Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		52,641
Number of shares recycled		2,200,000
Number of shares adjustment		2,147,359
Weighted average share price		$ 2.00
Settlement adjustment amount		$ 4,400,000
Valuation period agreement [member] | Vellar Opportunities Fund Master, Ltd [member] | Major ordinary share transactions [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Weighted average share price		$ 0.45
Share purchase agreement [member] | Accredited investor [member] | Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	8,000,000			2,000,000
Purchase price per share					$ 0.25
Gross proceeds issuance of ordinary shares	$ 2,500,000
Share purchase agreement [member] | Accredited investor [member] | Major ordinary share transactions [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					10,000,000